Share-Based Compensation - Weighted average assumptions for grant date fair value of each option award (Details) - 2020 Equity Incentive Plan - Stock option - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Valuation assumptions:
Exercise price per share	$ 74.73	$ 74.73
Expected term (in years)	6 years	6 years
Expected share volatility	39.14%	37.07%
Risk free rate	4.12%	3.16%